                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Maverick Capital, Ltd.
            ------------------------------------------
Address:     300 Crescent Court, 18th Floor
            ------------------------------------------
             Dallas, TX 75201
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-6270
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharyl Robertson
          --------------------------------------------
Title:     Chief Financial Officer
          --------------------------------------------
Phone:     (214) 880-4050
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ SHARYL ROBERTSON            Dallas, TX                    February 12, 2003
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: NONE

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                              -----------------------

Form 13F Information Table Entry Total:                83
                                              -----------------------

Form 13F Information Table Value Total:        $7,774,770
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO
 PARTS INC         COM          00751Y106        20,783     425,000   SH               SOLE                   425,000
AGERE SYS INC      CL A         00845V100        69,886  48,531,800   SH               SOLE                48,531,800
AGERE SYS INC      CL B         00845V209        35,663  25,473,800   SH               SOLE                25,473,800
AGILENT
 TECHNOLOGIES INC  COM          00846U101        99,274   5,527,500   SH               SOLE                 5,527,500
AIR PRODS & CHEMS
 INC               COM          009158106        42,750   1,000,000   SH               SOLE                 1,000,000
AMAZON COM INC     COM          023135106        22,405   1,186,100   SH               SOLE                 1,186,100
AMERICA MOVIL S
 A DE C V          SPON         02364W105        89,529   6,234,600   SH               SOLE                 6,234,600
                   ADR L
                   SHS
AMYLIN
 PHARMACEUTICALS
 INC               COM          032346108        16,140   1,000,000   SH               SOLE                 1,000,000
ANTHEM INC         COM          03674B104       259,268   4,121,900   SH               SOLE                 4,121,900
AOL TIME WARNER
 INC               COM          00184A105       259,708  19,825,000   SH               SOLE                19,825,000
ASTRAZENECA PLC    SPON-        046353108        10,197     290,600   SH               SOLE                   290,600
                   SORED
                   ADR
AVON PRODS INC     COM          054303102        83,089   1,542,400   SH               SOLE                 1,542,400
BARD C R INC       COM          067383109       114,098   1,967,200   SH               SOLE                 1,967,200
BEA SYS INC        COM          073325102        77,277   6,737,300   SH               SOLE                 6,737,300
BED BATH & BEYOND
 INC               COM          075896100        67,340   1,950,200   SH               SOLE                 1,950,200
BEST BUY INC       COM          086516101       108,675   4,500,000   SH               SOLE                 4,500,000
CADENCE DESIGN
 SYSTEM INC        COM          127387108        52,178   4,425,600   SH               SOLE                 4,425,600
CARMAX INC         COM          143130102       177,191   9,910,000   SH               SOLE                 9,910,000
CARNIVAL CORP      COM          143658102       102,420   4,105,000   SH               SOLE                 4,105,000
CDW COMPUTER CTRS
 INC               COM          125129106       175,900   4,011,400   SH               SOLE                 4,011,400
CITIGROUP INC      COM          172967101       247,034   7,020,000   SH               SOLE                 7,020,000
COGNIZANT TECH
 SOLUTIO           CL A         192446102         5,056      70,000   SH               SOLE                    70,000
COMVERSE
 TECHNOLOGY INC    COM          205862402        42,478   4,239,300   SH               SOLE                 4,239,300
                   PAR $0.10
COORS ADOLPH CO    CL B         217016104        69,660   1,137,300   SH               SOLE                 1,137,300
DEAN FOODS CO NEW  COM          242370104       114,639   3,090,000   SH               SOLE                 3,090,000
DOLLAR GEN CORP    COM          256669102       216,027  18,077,600   SH               SOLE                18,077,600
DOW CHEM CO        COM          260543103       176,667   5,948,400   SH               SOLE                 5,948,400
ECHELON CORP       COM          27874N105         1,637     146,000   SH               SOLE                   146,000
ESS TECHNOLOGY INC COM          269151106           116      18,500   SH               SOLE                    18,500
FAMILY DLR STORES
 INC               COM          307000109        71,477   2,290,200   SH               SOLE                 2,290,200
FEDERAL HOME LN
 MTG CORP          COM          313400301       254,954   4,317,600   SH               SOLE                 4,317,600
FLEMING COS INC    COM          339130106         7,394   1,125,400   SH               SOLE                 1,125,400
FREEMARKETS INC    COM          356602102         2,941     456,700   SH               SOLE                   456,700
GAP INC DEL        COM          364760108       256,546  16,530,000   SH               SOLE                16,530,000

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP        COM        401698105        136,376   4,420,600   SH               SOLE                4,420,600
HCA INC             COM        404119109        251,087   6,050,300   SH               SOLE                6,050,300
HALLIBURTON CO      COM        406216101        219,431  11,728,000   SH               SOLE               11,728,000
HANCOCK JOHN FINL
 SVCS INC           COM        41014S106         80,093   2,870,700   SH               SOLE                2,870,700
HEWLETT PACKARD CO  COM        428236103         66,610   3,837,000   SH               SOLE                3,837,000
HONEYWELL INTL INC  COM        438516106        145,440   6,060,000   SH               SOLE                6,060,000
HOUSEHOLD INTL INC  COM        441815107        135,844   4,884,700   SH               SOLE                4,884,700
IDEC
 PHARMACEUTICALS
 CORP               COM        449370105        142,200   4,287,000   SH               SOLE                4,287,000
INTERNATIONAL GAME
 TECHNOLOG          COM        459902102        215,309   2,836,000   SH               SOLE                2,836,000
INTL PAPER CO       COM        460146103         78,620   2,248,200   SH               SOLE                2,248,200
JUNIPER NETWORKS
 INC                COM        48203R104         28,928   4,254,100   SH               SOLE                4,254,100
KLA-TENCOR CORP     COM        482480100         16,787     474,600   SH               SOLE                  474,600
LAUDER ESTEE COS
 INC                CL A       518439104         68,748   2,604,100   SH               SOLE                2,604,100
LIBERTY MEDIA CORP
 NEW                COM        530718105        292,283  32,693,800   SH               SOLE               32,693,800
                    SER A
LOGIC DEVICES INC   COM        541402103             27      25,300   SH               SOLE                   25,300
LOWES COS INC       COM        548661107        113,813   3,035,000   SH               SOLE                3,035,000
MARVELL TECHNOLOGY  ORD        G5876H105         14,899     790,000   SH               SOLE                  790,000
 GROUP LTD
MATTEL INC          COM        577081102         73,306   3,828,000   SH               SOLE                3,828,000
MELLON FINL CORP    COM        58551A108        147,182   5,637,000   SH               SOLE                5,637,000
MERCURY INTERACTIVE
 CORP               COM        589405109         65,749   2,217,500   SH               SOLE                2,217,500
MICROSOFT CORP      COM        594918104        111,931   2,165,000   SH               SOLE                2,165,000
MONSANTO CO NEW     COM        61166W101         71,487   3,713,617   SH               SOLE                3,713,617
NAVISTAR INTL CORP
 NEW                COM        63934E108         34,895   1,435,400   SH               SOLE                1,435,400
NORFOLK SOUTHERN
 CORP               COM        655844108        133,235   6,665,100   SH               SOLE                6,665,100
NPS PHARMACEUTICALS
 INC                COM        62936P103         33,854   1,345,000   SH               SOLE                1,345,000
ORACLE CORP         COM        68389X105         70,902   6,565,000   SH               SOLE                6,565,100
OSI PHARMACEUTICALS
 INC                COM        671040103         29,676   1,809,500   SH               SOLE                1,809,500
PEPSI BOTTLING
 GROUP INC          COM        713409100         70,624   2,748,000   SH               SOLE                2,748,000
PHARMACIA CORP      COM        71713U102        160,094   3,830,000   SH               SOLE                3,830,000
PHELPS DODGE CORP   COM        717265102        158,487   5,007,500   SH               SOLE                5,007,500
PHILIP MORRIS COS
 INC                COM        718154107        180,464   4,452,600   SH               SOLE                4,452,600
PIXAR               COM        725811103         22,457     423,800   SH               SOLE                  423,800
PROCTER & GAMBLE
 CO                 COM        742718109         34,376     400,000   SH               SOLE                  400,000
RAMBUS INC DEL      COM        750917106         12,692   1,891,500   SH               SOLE                1,891,500
RITE AID CORP       COM        767754104         54,988  22,443,900   SH               SOLE               22,443,900
SANDISK CORP        COM        80004C101         28,217   1,390,000   SH               SOLE                1,390,000
SMITHFIELD FOODS
 INC                COM        832248108         53,112   2,677,000   SH               SOLE                2,677,000
ST JUDE MED INC     COM        790849103         34,954     880,000   SH               SOLE                  880,000
THQ INC             COM NEW    872443403         29,697   2,241,250   SH               SOLE                2,241,250
TRAVELERS PPTY CAS
 CORP NEW           CL A       89420G109        105,461   7,198,732   SH               SOLE                7,198,732
TRAVELERS PPTY CAS
 CORP NEW           CL B       89420G406        104,674   7,144,987   SH               SOLE                7,144,987
TRUMP HOTELS &
 CASINO RESORT      COM        898168109             85      32,500   SH               SOLE                   32,500
TYCO INTL LTD NEW   COM        902124106        131,890   7,721,900   SH               SOLE                7,721,900
USA INTERACTIVE     COM        902984103        176,495   7,700,500   SH               SOLE                7,700,500
VIACOM INC          CL B       925524308         67,731   1,661,700   SH               SOLE                1,661,700

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
VIVUS INC           COM         928551100          295       79,000   SH               SOLE                   79,000
WALGREEN CO         COM         931422109      174,118    5,965,000   SH               SOLE                5,965,000
YAHOO INC           COM         984332106       44,838    2,742,400   SH               SOLE                2,742,400
ZOOM TECHNOLOGIES
 INC DEL            COM         98976E103           16       22,300   SH               SOLE                   22,300